Empower International Index Fund Annual Fund Operating Expenses - Empower International Index Fund	Dec. 31, 2025
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.03%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.23%
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.35%
Component2 Other Expenses	0.03%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	0.58%